Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash Provided by (Used in) Operating Activity, Including Discontinued Operation [Abstract]
Net earnings	$ 190,747	$ 187,774
Depreciation and amortization	185,209	165,269
Deferred income tax	2,465	(13,986)
Contingent acquisition consideration fair value adjustments	(4,195)	(20,023)
Stock-based compensation	27,387	25,311
Other	2,133	517
Adjustment to Reconcile Net Income to Cash Provided by (Used in) Operating Activity, Increase (Decrease) in Operating Capital [Abstract]
Accounts receivable	59,594	(42,306)
Inventories	18,126	(19,414)
Prepaid expenses and other current assets	(25,484)	(15,026)
Accounts payable	(32,396)	14,216
Accrued liabilities	8,589	2,096
Income tax payable	(8,344)	6,290
Unearned revenues	12,393	(9,127)
Other liabilities	21,851	23,438
Contingent acquisition consideration paid	(12,134)	(19,355)
Net cash provided by operating activities	445,941	285,674
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Acquisitions of businesses, net of cash acquired (note 4)	(107,162)	(212,246)
Purchases of fixed assets	(127,705)	(112,798)
Other investing activities	(10,329)	1,342
Net cash used in investing activities	(245,196)	(323,702)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from long-term debt	135,956	367,000
Repayment of long-term debt	(350,685)	(263,423)
Purchases of non-controlling interests	(35,331)	(26,090)
Sale of interests in subsidiaries to non-controlling interests	1,490	1,736
Contingent acquisition consideration paid	(10,776)	(10,049)
Proceeds received on exercise of stock options	62,035	58,354
Dividends paid to common shareholders	(48,886)	(43,828)
Distributions paid to non-controlling interests	(17,133)	(9,292)
Net cash provided by financing activities	(263,330)	74,408
Effect of exchange rate changes on cash	(1,011)	429
Increase in cash, cash equivalents and restricted cash	(63,596)	36,809
Cash, cash equivalents and restricted cash, beginning of year	243,686	206,877
Cash, cash equivalents and restricted cash, end of year	$ 180,090	$ 243,686